Business Combinations - Additional information (Detail) - KRW (₩) ₩ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2022	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					₩ 8,047
Goodwill			₩ 2,075,009	₩ 2,072,493	3,357,524
Revenue of combined entity					16,294,243
Profit or loss of combined entity					1,516,857
ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					2,958
Goodwill					2,892
ADT CAPS Co., Ltd. [member] | Later Than Two Years [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					3,000
SK Infosec Co., Ltd. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage						62.60%
SK Infosec Co., Ltd. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage						100.00%
Broadband Nowon Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Number of shares		627,000
Ownership percentage		55.00%
Revenue of acquiree since acquisition date		₩ 5,756
Profit (loss) of acquiree since acquisition date		426
Consideration transferred in cash		10,421			₩ 10,421
Other non-operating income		733
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Goodwill		405,639	₩ 764,082	₩ 764,082
Buisness combination equity interests of acquirer transferred		₩ 862,147
Studio Dolphin Co Ltd [Member] | D R E A M U S C O M P A N Y [Member]
Disclosure of detailed information about business combination [line items]
Number of shares				10,000
Ownership percentage				100.00%
Revenue of acquiree since acquisition date				₩ 245
Profit (loss) of acquiree since acquisition date				304
Consideration transferred in cash				1,500
Goodwill				₩ 1,465
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares				168,012
Ownership percentage				100.00%
Revenue of acquiree since acquisition date				₩ 20,488
Profit (loss) of acquiree since acquisition date				1,632
Consideration transferred in cash				55,598
Goodwill				69,516
Business combination aggregate consideration transferred				79,000
Buisness combination equity interests of acquirer transferred				₩ 23,402
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche One [Member]
Disclosure of detailed information about business combination [line items]
Number of shares				118,242
Ownership percentage				70.40%
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche Two [Member]
Disclosure of detailed information about business combination [line items]
Number of shares				267,700
Ownership percentage				29.60%
Business combination issued capital, ordinary shares				₩ 23,402
Buisness combination equity interests of acquirer transferred				49,770
Rockmedia Co Ltd [Member] | One Store Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				10,915
Consideration transferred in cash				₩ 40,000
Good Service Co Ltd [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares				2,000
Ownership percentage				100.00%
Revenue of acquiree since acquisition date				₩ 1,063
Profit (loss) of acquiree since acquisition date				621
Consideration transferred in cash				10,000
Goodwill				₩ 4,844
SK m&service Co., Ltd [member] | PS&Marketing Corporation
Disclosure of detailed information about business combination [line items]
Number of shares			3,099,112
Ownership percentage			(100.00%)
Revenue of acquiree since acquisition date	₩ 250,108		₩ 211,081
Profit (loss) of acquiree since acquisition date	₩ 4,695		4,157
Consideration transferred in cash			₩ 72,859
Rokmedia Co Ltd [Member] | One Store Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Number of shares				60,000
Ownership percentage				100.00%
Profit (loss) of acquiree since acquisition date				₩ 1,066
Consideration transferred in cash				40,000
Goodwill				₩ 33,641